LEASES - Operating Leases Future Minimum Payments Due (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Future minimum lease payments:
2019	¥ 251,371
2020	140,735
2021	36,223
2022	4,327
Total	432,656
Total rental expense	¥ 310,072	¥ 320,168